Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of reconciliation of income taxes

	December 31, 2025	Rate	December 31, 2024	Rate
Net Loss Before Taxes	(892,877)	100%	(69,372)	100%
Tax benefit at federal statutory rate	(187,504)	(21)%	(14,568)	(21)%
State income taxes, net of federal benefit	—	0.0%	—	0.0%
Change in valuation allowance	187,504	21%	14,568	21%
Provision from Income Taxes	—	0.0%	—	0.0%

Schedule of net deferred tax asset

	December 31, 2025	Rate	December 31, 2024	Rate
Deferred Tax Asset	187,504	21%	14,568	21%
Less Valuation Allowance	(187,504)	(21)%	(14,568)	(21)%
Net Deferred Tax Asset	—	0.0%	—	0.0%